Income Tax - Additional Information (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense		$ 323,000			$ 7,000	$ 332,000	$ 16,000		$ 58,000	$ 105,000	$ 210,000
Deferred tax asset										$ (9,000)	$ (36,000)
Diamond eagle acquisition
Income tax expense	$ 0		$ 246,289	$ 944,494				$ 944,494	$ 944,494
Number of estimated quarterly tax payments made									3
Estimated quarterly tax payments made									$ 383,333
Prepaid Taxes				$ 205,505				$ 205,505	205,505
Nondeductible costs incurred for search to complete business combination									1,237,757
Deferred tax asset									$ 261,174